Restricted Net Assets	12 Months Ended
Mar. 31, 2026
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

Note 23 – RESTRICTED NET ASSETS

Restricted Net Assets

As a result of the PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. The restricted net assets consist of paid in capital, capital reserve and statutory reserves of the Company’s PRC entities. As of March 31, 2026 and 2025, the Company’s PRC entities had a negative net assets, and no restricted net assets that are available for distribution.

Statutory Reserve

Pursuant to the Company Law of the PRC, each of the PRC entities is required to appropriate 10% of its net income to the statutory reserve on an annual basis until the aggregated amount of the reserve reaches 50% of its registered capital. The statutory reserve is not distributable. Subject to the approval of the shareholders, the statutory reserve may be used to offset accumulated losses or converted into capital of the company. As of March 31, 2026 and 2025, the statutory reserves amounted to nil and nil, respectively.